Cover	May 30, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
DocumentPeriodEndDate	May 30, 2025
File Number	000-56668
Registrant Name	Marky Corp.
Entity Central Index Key	0001973047
Tax Identification Number	32-0689703
Incorporation State	WY
Address Line1	San Sebastian 309, Martinica León
Address City	Guanajuato
Address Country	MX
Address Postal Zip Code	37500
City Area Code	860
Local Phone Number	973-0746
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Emerging Growth Company	true
ExTransition Period	false